Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Positions In Derivative Instruments

The following table sets forth our positions in derivative instruments as of December 31:

	Derivative assets			Derivative liabilities
	Balance	Fair value		Balance	Fair value
(Amounts in millions)	sheet classification	2011	2010	sheet classification	2011	2010
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$602	$222	Other liabilities	$1	$56
Forward bond purchase commitments	Other invested assets	47	—	Other liabilities	—	—
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	43	33
Foreign currency swaps	Other invested assets	—	205	Other liabilities	—	—

Total cash flow hedges		649	427		44	89

Fair value hedges:
Interest rate swaps	Other invested assets	43	95	Other liabilities	1	8
Foreign currency swaps	Other invested assets	32	35	Other liabilities	—	—

Total fair value hedges		75	130		1	8

Total derivatives designated as hedges		724	557		45	97

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	705	446	Other liabilities	374	74
Equity return swaps	Other invested assets	7	—	Other liabilities	4	3
Interest rate swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	28	19
Interest rate swaptions	Other invested assets	—	—	Other liabilities	—	—
Credit default swaps	Other invested assets	1	11	Other liabilities	59	7
Credit default swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	177	129
Equity index options	Other invested assets	39	33	Other liabilities	—	3
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Other foreign currency contracts	Other invested assets	9	—	Other liabilities	11	—
Reinsurance embedded derivatives (2)	Other assets	29	1	Other liabilities	—	—
GMWB embedded derivatives	Reinsurance recoverable (3)	16	(5)	Policyholder account balances (4)	492	121

Total derivatives not designated as hedges		806	486		1,145	356

Total derivatives		$1,530	$1,043		$1,190	$453

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents embedded derivatives associated with certain reinsurance agreements.
(3)	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits (“GMWB”) liabilities.
(4)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Activity Associated With Derivative Instruments

The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2010	Additions	Maturities/ terminations	December 31, 2011
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$12,355	$11,781	$(11,737)	$12,399
Forward bond purchase commitments	Notional	—	504	—	504
Inflation indexed swaps	Notional	525	19	—	544
Foreign currency swaps	Notional	491	—	(491)	—

Total cash flow hedges		13,371	12,304	(12,228)	13,447

Fair value hedges:
Interest rate swaps	Notional	1,764	—	(725)	1,039
Foreign currency swaps	Notional	85	—	—	85

Total fair value hedges		1,849	—	(725)	1,124

Total derivatives designated as hedges		15,220	12,304	(12,953)	14,571

Derivatives not designated as hedges
Interest rate swaps	Notional	7,681	1,433	(1,914)	7,200
Equity return swaps	Notional	208	363	(245)	326
Interest rate swaps related to securitization entities (1)	Notional	129	—	(12)	117
Interest rate swaptions	Notional	200	—	(200)	—
Credit default swaps	Notional	1,195	115	(200)	1,110
Credit default swaps related to securitization entities (1)	Notional	317	—	(3)	314
Equity index options	Notional	744	614	(836)	522
Financial futures	Notional	3,937	6,393	(7,406)	2,924
Other foreign currency contracts	Notional	521	868	(610)	779
Reinsurance embedded derivatives	Notional	72	317	(161)	228

Total derivatives not designated as hedges		15,004	10,103	(11,587)	13,520

Total derivatives		$30,224	$22,407	$(24,540)	$28,091

(1)	See note 18 for additional information related to consolidated securitization entities.

(Number of policies)	Measurement	December 31, 2010	Additions	Maturities/ terminations	December 31, 2011
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	49,566	701	(2,551)	47,716

Schedule Of Pre-Tax Income (Loss) Effects Of Cash Flow Hedges

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (1)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$1,642	$27	Net investment income	$49	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	2	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	47	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	(10)	(25)	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	4	(5)	Interest expense	—	Net investment gains (losses)

Total	$1,683	$1		$49

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI (1)	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (2)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$206	$15	Net investment income	$3	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(3)	2	Interest expense	—	Net investment gains (losses)
Inflation indexed swaps	(12)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	13	(6)	Interest expense	—	Net investment gains (losses)

Total	$204	$13		$3

(1)

Amounts included $2 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).

(2)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI (1)	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (2)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$(516)	$13	Net investment income	$(19)	Net investment gains (losses)
Interest rate swaps hedging assets	—	(6)	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	3	Interest expense	—	Net investment gains (losses)
Inflation indexed swaps	(35)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	—	(1)	Net investment gains (losses)	—	Net investment gains (losses)
Foreign currency swaps	(9)	(10)	Interest expense	—	Net investment gains (losses)

Total	$(560)	$(1)		$(19)

(1)

Amounts included $7 million of losses reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).

(2)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

Reconciliation Of Current Period Changes, Net Of Applicable Income Taxes, For Derivatives Qualifying As Hedges

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Derivatives qualifying as effective accounting hedges as of January 1	$924	$802	$1,161
Current period increases (decreases) in fair value, net of deferred taxes of $(597), $(73) and $201	1,086	131	(359)
Reclassification to net (income) loss, net of deferred taxes of $—, $4 and $(1)	(1)	(9)	—

Derivatives qualifying as effective accounting hedges as of December 31	$2,009	$924	$802

Schedule Of Pre-Tax Income (Loss) Effects Of Fair Value Hedges And Related Hedged Items

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(9)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(52)	Net investment gains (losses)	66	Interest credited	52	Net investment gains (losses)
Foreign currency swaps	(3)	Net investment gains (losses)	3	Interest credited	3	Net investment gains (losses)

Total	$(52)		$60		$52

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(12)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(32)	Net investment gains (losses)	96	Interest credited	32	Net investment gains (losses)
Foreign currency swaps	12	Net investment gains (losses)	3	Interest credited	(12)	Net investment gains (losses)

Total	$(17)		$87		$17

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$10	Net investment gains (losses)	$(16)	Net investment income	$(11)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(52)	Net investment gains (losses)	94	Interest credited	48	Net investment gains (losses)
Foreign currency swaps	(10)	Net investment gains (losses)	2	Interest credited	7	Net investment gains (losses)

Total	$(52)		$80		$44

Schedule Of Pre-Tax Gain (Loss) Recognized In Net Income (Loss) For The Effects Of Derivatives Not Designated As Hedges

The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

(Amounts in millions)	2011	2010	2009	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps	$11	$105	$277	Net investment gains (losses)
Interest rate swaps related to securitization entities (1)	(16)	(11)	—	Net investment gains (losses)
Interest rate swaptions	—	53	(627)	Net investment gains (losses)
Credit default swaps	(45)	7	50	Net investment gains (losses)
Credit default swaps related to securitization entities (1)	(46)	(9)	—	Net investment gains (losses)
Equity index options	8	(75)	(134)	Net investment gains (losses)
Equity return swaps	3	(11)	—	Net investment gains (losses)
Financial futures	175	(109)	(233)	Net investment gains (losses)
Inflation indexed swaps	—	—	(4)	Net investment gains (losses)
Foreign currency swaps	—	—	6	Net investment gains (losses)
Other foreign currency contracts	(16)	(11)	10	Net investment gains (losses)
Reinsurance embedded derivatives	29	1	—	Net investment gains (losses)
GMWB embedded derivatives	(315)	85	710	Net investment gains (losses)

Total derivatives not designated as hedges	$(212)	$25	$55

(1)	See note 18 for additional information related to consolidated securitization entities.

Schedule Of Credit Default Swaps Where We Sell Protection On Single Name Reference Entities And Fair Values

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

	2011			2010
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures after one year through five years	$5	$—	$—	$5	$—	$—
AA
Matures after one year through five years	6	—	—	6	—	—
Matures after five years through ten years	5	—	—	5	—	—
A
Matures after one year through five years	37	—	—	37	1	—
Matures after five years through ten years	10	—	1	5	—	—
BBB
Matures after one year through five years	68	1	—	68	2	—
Matures after five years through ten years	24	—	1	29	—	—

Total credit default swaps on single name reference entities	$155	$1	$2	$155	$3	$—

Schedule Of Credit Default Swaps Where We Sell Protection On Credit Default Swap Index Tranches And Fair Values

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

	2011			2010
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
9% - 12% matures after one year through five years (1)	$300	$—	$27	$300	$—	$3
10% - 15% matures after one year through five years (2)	250	—	—	250	4	—
12% - 22% matures after five years through ten years (3)	248	—	28	248	—	4
15% - 30% matures after five years through ten years (4)	127	—	2	127	2	—

Total credit default swap index tranches	925	—	57	925	6	7

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (5)	14	—	7	17	—	8
Portion backing our interest maturing 2017 (6)	300	—	170	300	—	121

Total customized credit default swap index tranches related to securitization entities	314	—	177	317	—	129

Total credit default swaps on index tranches	$1,239	$—	$234	$1,242	$6	$136

(1)	The current attachment/detachment as of December 31, 2011 and 2010 was 9% - 12%.
(2)	The current attachment/detachment as of December 31, 2011 and 2010 was 10% - 15%.
(3)	The current attachment/detachment as of December 31, 2011 and 2010 was 12% - 22%.
(4)	The current attachment/detachment as of December 31, 2011 and 2010 was 14.8% - 30.3%.
(5)	Original notional value was $39 million.
(6)	Original notional value was $300 million.